Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended	5 Months Ended	9 Months Ended
	Oct. 30, 2019	Jul. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Nov. 26, 2019	Jul. 31, 2019
Related Party Transactions (Textual)
Founder shares, Description	The Company effected a stock dividend for approximately 0.11 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 4,312,500 founder shares (“Founder Shares”). In October 2019, the Sponsor transferred 25,000 Founder Shares to four of the Company’s directors, and to a senior advisor. The Sponsor had agreed to forfeit up to 562,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. On November 26, 2019, the underwriters exercised the over-allotment option in full; thus, these Founder Shares were no longer subject to forfeiture.			On October 30, 2019, the Company effected a stock dividend for approximately .11 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 4,312,500 founder shares (“Founder Shares”). In October 2019, the Sponsor transferred 25,000 Founder Shares to four of the Company’s directors, and to a senior advisor. The Sponsor had agreed to forfeit up to 562,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters.
Class A common stock per share value (in Dollars per share)				$ 12.00
Price per value (in Dollars per share)			$ 1.00		$ 1.00
Sponsor loan		$ 300,000
Related party loan, description				In order to finance transaction costs in connection with a Business Combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $1.00 per Warrant. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. At December 31, 2019, there are no outstanding Working Capital Loans.
Secretarial and administrative				$ 10,000	$ 10,000
Administrative expenses			$ 30,000	13,000	$ 90,000
Loan borrowed				$ 225,000
Promissory Note — Related Party [Member]
Related Party Transactions (Textual)
Sponsor loan							$ 300,000
Loan borrowed							$ 225,000
Related Party Loans [Member]
Related Party Transactions (Textual)
Price per share (in Dollars per share)			$ 1.00		$ 1.00
Repaid business combination					$ 1,500,000
Private Placement Warrants [Member]
Related Party Transactions (Textual)
Class A common stock per share value (in Dollars per share)			$ 11.50	$ 11.50	$ 11.50
Exercisable to purchase warrants (in Shares)			5,700,000	5,700,000	5,700,000
Price per value (in Dollars per share)			$ 1.00	$ 1.00	$ 1.00	$ 1.00
Warrant aggregate amount				$ 5,700,000	$ 5,700,000
Class A Common Stock
Related Party Transactions (Textual)
Purchased founder shares (in Shares)					17,250,000
Price per share (in Dollars per share)			0.001		$ 0.001
Initial Stockholders [Member]
Related Party Transactions (Textual)
Class A common stock per share value (in Dollars per share)			$ 12.00		$ 12.00
Founder Shares [Member]
Related Party Transactions (Textual)
Purchased founder shares (in Shares)		3,881,250
Price per share (in Dollars per share)							$ 0.006
Purchased founder amount		$ 25,000